Investment Objectives and Goals	Aug. 10, 2026
xETFs Korea AI Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	xETFs Korea AI Semiconductor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The xETFs Korea AI Semiconductor ETF (the “KSMH ETF” or the “Fund”) seeks long-term capital appreciation.
xETFS 2x Long Daily Korea AI Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	xETFs 2x Long Daily Korea AI Semiconductor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of the Underlying Basket. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.